Earnings (Losses) per share - Schedule of basic earning per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net profit (loss) from continuing operations attributable to equity holders of the Company	€ (143,279)	€ (73,425)	€ (64,393)
Weighted average number of outstanding shares (in shares)	115,473,914	97,619,320	90,757,173
Basic earnings (losses) from continuing operations per share (in euro per share)	€ (1.24)	€ (0.75)	€ (0.71)